SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes as reported in the combined consolidated statements of operations	$ 681	$ 2,510
Statutory tax rate	21.00%	21.00%
Theoretical tax expense	$ 143	$ 527
Lower tax rates for preferred technology enterprises	(262)	(412)
Non-deductible expenses	10	15
Tax benefits in respect of prior years	(73)	(126)
Change in valuation allowance	154	73
Others	118	104
Taxes on income	$ 90	$ 181